UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET

GOVERNMENT SECURITIES FUND

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON WESTERN ASSET GOVERNMENT SECURITIES FUND

Schedule of investments (unaudited)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 76.2%
FHLMC - 9.6%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	$14,258	$15,665
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	657,343	732,998
Federal Home Loan Mortgage Corp. (FHLMC)	2.896%	2/1/32	146,284	152,725	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.624%	4/1/32	1,085,973	1,135,159	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.748%	5/1/32	491,749	514,145	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.627%	7/1/32	243,888	255,374	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/33	1,407,144	1,491,216
Federal Home Loan Mortgage Corp. (FHLMC)	3.088%	4/1/34	1,814,228	1,901,892	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.176%	12/1/36	248,726	263,834	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.051%	1/1/37	427,882	458,578	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.784%	2/1/37	135,081	143,881	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.196%	2/1/37	141,846	149,898	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.738%	4/1/37	675,846	719,360	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.602%	5/1/37	884,034	941,697	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.745%	5/1/37	298,169	317,864	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.839%	5/1/37	313,761	334,548	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.553%	12/1/37	675,966	721,870	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/40	9,989,615	10,403,356
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	10/13/40	500,000	520,078	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	5/1/11-7/1/32	1,949,294	2,198,838
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/16-4/1/37	3,216,601	3,511,960
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17-1/1/32	1,559,910	1,696,550
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	12/1/19	4,854	5,181
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/1/21-11/1/35	5,357,101	5,767,240
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	9/1/33	5,518,285	5,847,985
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	10/13/40	18,000,000	19,094,076	(b)

Total FHLMC				59,295,968

FNMA - 41.9%
Federal National Mortgage Association (FNMA)	7.000%	5/1/11-6/1/32	2,280,578	2,589,458
Federal National Mortgage Association (FNMA)	12.500%	9/20/15-1/1/16	4,485	5,166
Federal National Mortgage Association (FNMA)	12.000%	1/1/16-1/15/16	18,306	21,577
Federal National Mortgage Association (FNMA)	5.500%	5/1/16-12/1/36	43,154,192	46,187,958
Federal National Mortgage Association (FNMA)	6.500%	7/1/16-2/1/36	8,303,521	9,155,838
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-6/1/35	19,207,797	20,398,025
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	314,051	358,045
Federal National Mortgage Association (FNMA)	11.500%	9/1/19	114	125
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	5,969	6,996
Federal National Mortgage Association (FNMA)	3.500%	10/18/25-11/16/40	56,600,000	57,196,759	(b)
Federal National Mortgage Association (FNMA)	4.500%	10/18/25	8,400,000	8,835,750	(b)
Federal National Mortgage Association (FNMA)	5.000%	10/18/25	700,000	742,383	(b)
Federal National Mortgage Association (FNMA)	5.500%	10/18/25-11/10/40	26,200,000	27,874,844	(b)
Federal National Mortgage Association (FNMA)	7.500%	8/1/28-4/1/32	974,152	1,113,252
Federal National Mortgage Association (FNMA)	6.000%	2/1/29-7/1/38	42,537,986	45,961,393
Federal National Mortgage Association (FNMA)	2.552%	6/1/32	89,702	90,053	(a)
Federal National Mortgage Association (FNMA)	2.131%	1/1/35	1,488,450	1,549,800	(a)
Federal National Mortgage Association (FNMA)	2.886%	1/1/35	1,014,517	1,063,784	(a)

Federal National Mortgage Association (FNMA)	2.090%	2/1/35	844,819	878,957	(a)
Federal National Mortgage Association (FNMA)	2.227%	2/1/35	533,265	556,421	(a)
Federal National Mortgage Association (FNMA)	5.275%	9/1/35	2,939,328	3,143,008	(a)
Federal National Mortgage Association (FNMA)	5.270%	2/1/36	1,660,796	1,746,971	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GOVERNMENT SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	5.811%	6/1/36	$514,204	$544,310	(a)
Federal National Mortgage Association (FNMA)	5.708%	7/1/37	958,106	1,023,187	(a)
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-4/1/38	7,708,170	8,043,076
Federal National Mortgage Association (FNMA)	4.000%	10/13/40	1,700,000	1,747,813	(b)
Federal National Mortgage Association (FNMA)	6.000%	10/13/40	800,000	859,375	(b)
Federal National Mortgage Association (FNMA)	6.500%	10/13/40	16,000,000	17,447,504	(b)

Total FNMA				259,141,828

GNMA - 24.7%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	157,887	187,093
Government National Mortgage Association (GNMA)	7.000%	2/15/28-3/15/36	13,417,950	15,431,402
Government National Mortgage Association (GNMA)	7.500%	4/15/29-10/15/31	360,962	414,242
Government National Mortgage Association (GNMA)	6.500%	10/15/31-10/15/32	1,814,751	2,034,884
Government National Mortgage Association (GNMA)	6.000%	11/15/32	1,675,537	1,838,910
Government National Mortgage Association (GNMA)	5.000%	9/15/33-9/20/40	57,834,544	61,839,350
Government National Mortgage Association (GNMA)	4.500%	2/15/40-3/15/40	8,799,557	9,299,005
Government National Mortgage Association (GNMA)	4.000%	10/20/40-11/18/40	18,500,000	19,065,001	(b)
Government National Mortgage Association (GNMA)	4.500%	10/20/40	6,400,000	6,735,878	(b)
Government National Mortgage Association (GNMA)	5.500%	10/20/40	10,400,000	11,170,245	(b)
Government National Mortgage Association (GNMA)	6.000%	10/20/40	1,500,000	1,627,036	(b)
Government National Mortgage Association (GNMA)	3.500%	11/18/40	2,100,000	2,113,453	(b)
Government National Mortgage Association (GNMA)	1.392%	8/20/58	142,184	142,362	(a)
Government National Mortgage Association (GNMA)	2.174%	6/20/60	5,801,795	6,157,445	(a)
Government National Mortgage Association (GNMA) II	6.500%	10/20/40	13,500,000	14,812,038	(b)

Total GNMA				152,868,344

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $460,674,474)				471,306,140

ASSET-BACKED SECURITIES - 3.9%
FINANCIALS - 3.9%
Credit Cards - 0.3%
Compucredit Acquired Portfolio Voltage Master Trust, 2006-1A A1	0.427%	9/15/18	2,188,796	1,974,046	(a)(c)

Home Equity - 3.4%
Aames Mortgage Investment Trust, 2005-3 A1	0.406%	8/25/35	39,172	38,990	(a)(c)
ACE Securities Corp., 2004-OP1 M1	1.036%	4/25/34	1,451,111	1,260,785	(a)
ACE Securities Corp., 2005-SD3 A	0.656%	8/25/45	241,810	226,113	(a)
ACE Securities Corp., 2006-GP1 A	0.386%	2/25/31	169,897	127,241	(a)
ACE Securities Corp., 2006-SD1 A1B	0.606%	2/25/36	611,886	566,648	(a)
ACE Securities Corp., 2006-SL2 A	0.426%	1/25/36	1,224,586	69,169	(a)
Ameriquest Mortgage Securities Inc., 2004-R7 A6	0.626%	8/25/34	304,121	296,423	(a)

Argent Securities Inc., 2004-W6 AF	3.623%	5/25/34	1,380,980	1,388,677
Bayview Financial Acquisition Trust, 2006-B 2A4	0.526%	4/28/36	991,799	656,352	(a)
Bear Stearns Asset-Backed Securities Trust, 2004- BO1 1A2	0.606%	9/25/34	9,242	9,228	(a)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	118,463	91,061	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.586%	7/25/36	1,389,008	781,411	(a)(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GOVERNMENT SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Home Equity - continued
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.156%	10/25/47	$1,609,314	$1,083,617	(a)
Countrywide Home Equity Loan Trust, 2004-I A	0.547%	2/15/34	879,949	476,915	(a)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.397%	7/15/36	254,929	119,092	(a)
Countrywide Home Equity Loan Trust, 2006-RES 4F1B	0.517%	5/15/34	2,527,020	576,161	(a)(c)
Countrywide Home Equity Loan Trust, 2007-GW A	0.807%	8/15/37	319,249	256,975	(a)
EMC Mortgage Loan Trust, 2006-A A1	0.706%	12/25/42	2,035,164	1,466,539	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.466%	11/25/36	572,054	253,274	(a)
GSAMP Trust, 2003-SEA A1	0.656%	2/25/33	226,867	169,729	(a)
GSAMP Trust, 2004-AR1 A2B	0.856%	6/25/34	1,377,559	1,192,068	(a)
GSAMP Trust, 2006-S4 A1	0.346%	5/25/36	131,009	7,922	(a)
Indymac Seconds Asset Backed Trust, 2006-A A	0.386%	6/25/36	418,235	49,560	(a)
Lehman XS Trust, 2005-5N 3A1A	0.556%	11/25/35	657,597	464,962	(a)
Lehman XS Trust, 2006-GP4 3A1A	0.326%	8/25/46	226,609	223,065	(a)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.081%	9/25/31	967,953	627,223	(a)
Merrill Lynch First Franklin Mortgage Loan Trust, 2007-H1 2A1	1.756%	10/25/37	1,815,320	1,218,201	(a)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.406%	3/25/36	713,707	196,375	(a)
New Century Home Equity Loan Trust, 2003-B M2	1.906%	11/25/33	48,626	40,284	(a)
Novastar Home Equity Loan, 2003-2 A2	0.936%	9/25/33	1,230,678	1,076,313	(a)
RAAC Series, 2006-RP2 A	0.506%	2/25/37	135,103	88,101	(a)(c)
RAAC Series, 2006-RP3 A	0.526%	5/25/36	1,833,033	1,045,347	(a)(c)
Renaissance Home Equity Loan Trust, 2003-3 A	0.756%	12/25/33	871,702	732,839	(a)
Residential Funding Securities LLC, 2003-RP2 A1	0.706%	6/25/33	274,922	214,687	(a)(c)
SACO I Trust, 2006-4 A1	0.426%	3/25/36	715,741	201,287	(a)
SACO I Trust, 2006-6 A	0.386%	6/25/36	1,014,727	228,253	(a)
SACO I Trust, 2006-7 A1	0.386%	7/25/36	227,905	30,931	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.936%	1/25/33	439,762	352,362	(a)
Structured Asset Securities Corp., 2006-ARS1 A1	0.366%	2/25/36	853,101	33,283	(a)(c)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.686%	3/25/37	482,292	360,514	(a)(c)(d)
Truman Capital Mortgage Loan Trust, 2006-1 A	0.516%	3/25/36	4,291,225	2,591,546	(a)(c)

Total Home Equity				20,889,523

Student Loan - 0.2%
Nelnet Student Loan Trust, 2008-4 A4	1.978%	4/25/24	1,030,000	1,063,719	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $37,440,762)				23,927,288

COLLATERALIZED MORTGAGE OBLIGATIONS - 25.0%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.526%	2/25/36	1,088,092	623,361	(a)
Adjustable Rate Mortgage Trust, Whole Loan, 2005-3 7A1	2.871%	7/25/35	9,176,161	7,709,553	(a)
American Home Mortgage Assets, 2006-3 3A12	0.446%	10/25/46	2,105,801	1,202,184	(a)
American Home Mortgage Assets, 2006-6 A1A	0.446%	12/25/46	1,608,840	871,111	(a)
Banc of America Funding Corp., 2005-H 1A1	3.341%	11/20/35	2,544,484	1,549,563	(a)
Bear Stearns Alt-A Trust, 2004-10 1A1	0.936%	9/25/34	446,951	358,103	(a)
Bear Stearns ARM Trust, 2005-12 11A1	3.382%	2/25/36	236,628	157,509	(a)
CBA Commercial Small Balance Commercial Mortgage, 2006-1A A	0.506%	6/25/38	1,205,789	639,068	(a)(c)(d)
Countrywide Alternative Loan Trust, 2004-6CB A	0.546%	5/25/34	1,272,500	954,360	(a)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.516%	7/25/35	527,603	332,837	(a)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.696%	7/20/35	129,958	78,519	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.488%	7/20/35	1,426,319	860,480	(a)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.586%	10/25/35	561,615	329,535	(a)

Countrywide Alternative Loan Trust, 2005-59 1A1	0.587%	11/20/35	143,687	82,256	(a)
Countrywide Alternative Loan Trust, 2005-59 1A2A	0.638%	11/20/35	143,687	43,491	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.526%	1/25/36	93,990	61,702	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.556%	1/25/36	768,075	432,052	(a)
Countrywide Alternative Loan Trust, 2006-OA9 2A1B	0.457%	7/20/46	547,650	252,443	(a)
Countrywide Home Loan, 2003-HYB1 1A1	3.291%	5/19/33	156,902	149,499	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GOVERNMENT SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Countrywide Home Loan, 2003-J10 1A2	5.250%	11/25/33	$623,688	$619,741
Countrywide Home Loan Mortgage Pass-Through Trust, 2005-9 1A1	0.556%	5/25/35	339,257	213,114	(a)
Countrywide Home Loans, 2004-R1 1AF	0.656%	11/25/34	713,635	597,511	(a)(c)
Countrywide Home Loans, 2004-R2 1AF1	0.676%	11/25/34	362,348	295,508	(a)(c)
Countrywide Home Loans, 2005-R3 AF	0.656%	9/25/35	2,028,041	1,720,595	(a)(c)
Countrywide Home Loans, 2006-R2 AF1	0.676%	7/25/36	1,344,051	1,095,556	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.616%	3/25/35	172,149	142,104	(a)(c)
CS First Boston Mortgage Securities Corp., Whole Loan, 2002-10 2A1	7.500%	5/25/32	572,711	594,217
Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.200%	6/26/35	2,020,000	1,802,228	(a)(c)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.809%	2/25/48	1,704,365	1,708,992	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	129,053
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	6,166,902	6,825,253
Federal Home Loan Mortgage Corp. (FHLMC), 3702 FG	0.707%	8/15/32	2,920,265	2,917,519	(a)
Federal Home Loan Mortgage Corp. (FHLMC), PAC IO, 2638 DI	5.000%	5/15/23	691,396	62,472	(e)
Federal National Mortgage Association (FNMA), 2004-100 FA	0.456%	1/25/35	3,541,357	3,534,665	(a)
Federal National Mortgage Association (FNMA), IO, 2006-W3 1AS	5.756%	10/25/46	15,873,788	1,977,196	(a)
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	5,100,000	5,895,763
Government National Mortgage Association (GNMA), 2002-57 FK	0.757%	8/16/32	2,348,661	2,360,208	(a)
Government National Mortgage Association (GNMA), IO, 2003-24 S	6.283%	3/16/33	3,271,902	534,075	(a)
Government National Mortgage Association (GNMA), IO, 2003-42 SE	6.343%	1/16/30	4,056,483	668,381	(a)
Government National Mortgage Association (GNMA), IO, 2004-5 PS	6.693%	2/20/33	9,000,000	1,174,973	(a)
Government National Mortgage Association (GNMA), 2004-59 FP	0.557%	8/16/34	3,895,534	3,896,506	(a)
Government National Mortgage Association (GNMA), IO, 2004-83 CS	5.823%	10/20/34	10,459,451	1,335,404	(a)
Government National Mortgage Association (GNMA), IO, 2005-13 SA	6.543%	2/20/35	6,224,703	827,504	(a)
Government National Mortgage Association (GNMA), IO, 2005-3 SC	6.493%	1/16/35	21,074,472	3,108,423	(a)
Government National Mortgage Association (GNMA), IO, 2005-3 SJ	5.843%	1/20/35	5,856,265	770,618	(a)
Government National Mortgage Association (GNMA), IO, 2005-39 NS	5.943%	6/20/35	11,683,407	1,619,415	(a)
Government National Mortgage Association (GNMA), IO, 2005-66 S	5.993%	8/16/35	7,005,324	1,014,244	(a)
Government National Mortgage Association (GNMA), IO, 2006-17 WI	6.743%	4/20/36	9,795,474	1,358,143	(a)
Government National Mortgage Association (GNMA), IO, 2007-17 AI	6.293%	4/16/37	16,332,447	3,201,062	(a)

Government National Mortgage Association (GNMA), IO, 2007-17 IB	5.993%	4/20/37	19,031,317	3,964,311	(a)
Government National Mortgage Association (GNMA), IO, 2007-18 S	6.543%	4/16/37	7,947,940	1,526,170	(a)
Government National Mortgage Association (GNMA), IO, 2007-26 SL	6.543%	5/16/37	5,614,507	991,448	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GOVERNMENT SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Government National Mortgage Association (GNMA), IO, 2009-106 CM	6.343%	1/16/34	$89,083,643	$12,135,972	(a)
Government National Mortgage Association (GNMA), IO, 2009-26 SC	6.143%	1/16/38	35,203,598	4,961,317	(a)
Government National Mortgage Association (GNMA), IO, 2009-76 SB	5.843%	9/16/39	15,510,039	1,852,372	(a)
Government National Mortgage Association (GNMA), IO, 2009-87 IW	6.593%	7/20/34	16,974,810	2,473,522	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA	1.416%	11/20/59	1,342,948	1,397,338	(a)
Government National Mortgage Association (GNMA), 2010-102 IO	1.780%	6/16/52	11,992,632	1,056,503	(a)
Government National Mortgage Association (GNMA), 2010-118 IO	1.871%	4/16/53	25,000,000	2,327,500	(a)
Government National Mortgage Association (GNMA), 2010-13 IO	1.161%	11/16/51	74,590,781	4,309,937	(a)
Government National Mortgage Association (GNMA), IO, 2010-2 S	6.193%	1/16/40	7,807,807	1,688,210	(a)
Government National Mortgage Association (GNMA), IO, 2010-31 SD	6.293%	5/20/33	7,892,912	1,297,199	(a)
Government National Mortgage Association (GNMA), IO, 2010-31 SG	6.343%	9/16/33	12,264,476	2,013,676	(a)
Government National Mortgage Association (GNMA), IO, 2010-31 SL	5.843%	11/16/34	4,889,605	686,983	(a)
Government National Mortgage Association (GNMA), IO, 2010-4 SI	5.843%	11/16/34	10,573,724	1,534,172	(a)
Government National Mortgage Association (GNMA), IO, 2010-44 SK	6.243%	4/16/40	4,191,410	558,095	(a)
Government National Mortgage Association (GNMA), IO, 2010-47 UX	6.213%	6/16/37	18,128,724	2,614,461	(a)
Government National Mortgage Association (GNMA), 2010-59 LB	4.500%	10/20/39	3,700,000	4,005,388
Government National Mortgage Association (GNMA), IO, 2010-6 SG	6.143%	1/16/40	8,125,921	885,373	(a)
Government National Mortgage Association (GNMA), IO, 2010-61 SK	5.743%	5/16/40	9,429,570	1,254,396	(a)
Government National Mortgage Association (GNMA), 2010-H02 FA	0.937%	2/20/60	309,100	312,995	(a)(d)
Greenpoint Mortgage Funding Trust, 2006-AR4 A1A	0.356%	9/25/46	77,074	74,731	(a)
GSMPS Mortgage Loan Trust, 2004-4 2A1	4.553%	6/25/34	2,959,094	2,603,302	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.606%	1/25/35	2,458,072	2,017,085	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.606%	9/25/35	316,634	267,036	(a)(c)
Harborview Mortgage Loan Trust, 2006-7 2A1A	0.457%	9/19/46	891,574	511,672	(a)
IMPAC CMB Trust, 2004-10 3A1	0.956%	3/25/35	959,923	737,954	(a)
IMPAC CMB Trust, 2004-7 1A1	0.996%	11/25/34	1,026,582	921,058	(a)
IMPAC CMB Trust, 2007-A A	0.506%	5/25/37	343,394	274,245	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	1.056%	11/25/34	175,310	160,091	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.576%	3/25/36	642,831	345,778	(a)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.456%	5/25/36	85,065	37,991	(a)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.971%	3/25/35	378,529	288,929	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	5.153%	10/25/35	1,336,300	1,080,025	(a)
Luminent Mortgage Trust, 2006-4 A1A	0.446%	5/25/46	364,212	200,578	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.743%	12/25/34	26,027	19,300	(a)
MASTR Adjustable Rate Mortgages Trust, 2006- OA1 1A1	0.466%	4/25/46	312,038	172,439	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.456%	5/25/47	388,731	205,988	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GOVERNMENT SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MASTR Reperforming Loan Trust, 2006-2 1A1	5.635%	5/25/36	$1,285,674	$1,226,652	(a)(c)
Morgan Stanley Capital I, 1999-LIFE E	7.065%	4/15/33	458,682	460,199	(a)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	2.940%	8/25/34	424,723	363,514	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.326%	6/25/36	82,614	41,488	(a)
Nomura Asset Acceptance Corp., 2004-R1 A1	6.500%	3/25/34	142,006	142,874	(c)
Nomura Asset Acceptance Corp., 2004-R2 A1	6.500%	10/25/34	210,239	215,339	(a)(c)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.446%	9/25/46	623,764	411,991	(a)
Prime Mortgage Trust, 2006-CL1 A1	0.756%	2/25/35	797,545	633,558	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	2,888,129	2,480,577	(c)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	3.020%	5/25/35	97,349	75,569	(a)
Structured ARM Loan Trust, 2004-10 3A2	2.723%	8/25/34	2,889,612	2,779,113	(a)
Structured ARM Loan Trust, 2004-17 A1	1.313%	11/25/34	177,440	160,897	(a)
Structured ARM Loan Trust, 2005-11 3A	2.567%	5/25/35	3,175,975	2,315,405	(a)
Structured ARM Loan Trust, 2005-2 A2	0.506%	2/25/35	448,235	307,519	(a)
Structured ARM Loan Trust, 2005-5 A3	0.486%	5/25/35	203,509	183,011	(a)
Structured Asset Mortgage Investments Inc., 2006- AR6 1A1	0.436%	7/25/46	408,767	234,327	(a)
Structured Asset Mortgage Investments Inc., 2006- AR6 1A3	0.446%	7/25/46	306,575	166,473	(a)
Structured Asset Securities Corp., 2003-26A 3A5	2.656%	9/25/33	1,517,718	1,396,046	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.606%	3/25/35	480,193	396,905	(a)(c)
Structured Asset Securities Corp., 2005-RF2 A	0.606%	4/25/35	1,832,269	1,527,484	(a)(c)
Structured Asset Securities Corp., 2005-RF3 1A	0.606%	6/25/35	724,681	599,443	(a)(c)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.156%	3/25/44	66,418	65,993	(a)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.192%	9/25/37	141,874	135,279	(a)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.139%	9/25/37	150,802	147,433	(a)
Voyager Countywide Delaware Trust, 2009-1 3QB1	0.507%	3/16/30	3,304,953	1,317,858	(a)(c)(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.576%	8/25/45	2,101,617	1,772,698	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.546%	10/25/45	166,866	135,894	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.536%	11/25/45	318,479	234,474	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.526%	12/25/45	1,225,512	1,016,383	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.546%	12/25/45	133,677	102,856	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR7 2A	1.366%	7/25/46	498,787	308,420	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	1.136%	6/25/47	780,691	513,442	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.700%	6/25/33	278,953	268,165	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $159,503,773)				154,590,888

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
U.S. Treasury Bonds, Inflation Indexed (Cost - $798,930)	2.125%	2/15/40	817,007	915,494

			SHARES
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		81,075	34,862	*(a)
Federal National Mortgage Association (FNMA)	8.250%		58,275	25,350	*(a)

TOTAL PREFERRED STOCKS (Cost - $3,483,750)	60,212

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $661,901,689)	650,800,022

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GOVERNMENT SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 23.2%
U.S. Government Agencies - 20.5%
Federal Home Loan Bank (FHLB), Discount Notes	0.301%	7/15/11	$19,500,000	$19,467,357	(f)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	4/5/11	20,000,000	19,982,440	(f)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.230%	4/19/11	20,000,000	19,981,120	(f)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	2/22/11	19,500,000	19,488,300	(f)
Federal National Mortgage Association (FNMA), Discount Notes	0.235%	4/25/11	7,500,000	7,492,702	(f)
Federal National Mortgage Association (FNMA), Discount Notes	0.240 - 0.250%	5/9/11	20,844,000	20,821,072	(f)(g)
Federal National Mortgage Association (FNMA), Discount Notes	0.291%	8/8/11	20,000,000	19,960,260	(f)

Total U.S. Government Agencies (Cost - $127,141,489)				127,193,251

U.S. Government Obligations - 0.8%
U.S. Treasury Bills (Cost - $4,990,125)	0.238%	7/28/11	5,000,000	4,990,835	(f)

Repurchase Agreements - 1.9%
Morgan Stanley tri-party repurchase agreement dated 9/30/10; Proceeds at maturity - $11,717,065; (Fully collateralized by U.S. government agency obligations, 0.990% due 10/26/12; Market value - $11,951,689) (Cost - $11,717,000)	0.200%	10/1/10	11,717,000	11,717,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $143,848,614)				143,901,086

TOTAL INVESTMENTS - 128.4% (Cost - $805,750,303#)				794,701,108
Liabilities in Excess of Other Assets - (28.4)%				(175,888,732)

TOTAL NET ASSETS - 100.0%				$618,812,376

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Illiquid security.

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
IO	— Interest Only
PAC	— Planned Amortization Class

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Government Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Mortgage-backed securities	—	$471,306,140	—	$471,306,140
Asset-backed securities	—	23,927,288	—	23,927,288
Collateralized mortgage obligations	—	154,590,888	—	154,590,888
U.S. treasury inflation protected securities	—	915,494	—	915,494
Preferred stocks	$60,212	—	—	60,212

Total long-term investments	$60,212	$650,739,810	—	$650,800,022

Short-term investments†	—	143,901,086	—	143,901,086

Total investments	$60,212	$794,640,896	—	$794,701,108

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$(75,173)	—	—	$(75,173)
Interest rate swaps‡	—	$161,276	—	161,276
Total return swaps‡	—	(610,397)	—	(610,397)

Total other financial instruments	$(75,173)	$(449,121)	—	$(524,294)

Total	$(14,961)	$794,191,775	—	$794,176,814

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments.

Interest Rate Swaps

The Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. Interest rate swaps are marked to market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Notes to Schedule of Investments (unaudited) (continued)

Total Return Swaps

The Fund may enter into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(f) Inflation-Indexed Bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(g) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(i) Stripped Securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(j) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(k) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,406,063
Gross unrealized depreciation	(30,455,258)

Net unrealized depreciation	$(11,049,195)

At September 30, 2010, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED LOSS
Contracts to Sell:
U.S. Treasury 10-Year Notes	60	12/10	$7,542,930	$7,562,813	$(19,883)
U.S. Treasury 5-Year Notes	46	12/10	5,504,601	5,559,891	(55,290)

Net unrealized loss on open futures contracts					$(75,173)

At September 30, 2010, the Fund held TBA securities with a total cost of $189,896,118.

During the period ended September 30, 2010, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2009	262	$133,261
Options written	469	172,044
Options closed	(453)	(202,918)
Options exercised	(112)	(52,786)
Options expired	(166)	(49,601)

Written options, outstanding September 30, 2010	—	—

At September 30, 2010, the Fund held the following open swap contracts:

INTEREST RATE SWAPS

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND‡	PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs Group Inc.	$190,000,000	12/29/10	3.325%	USD-CMM	—	$161,276	*

TOTAL RETURN SWAPS

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital Inc.	$140,000,000	12/1/10	1-Month LIBOR	LD10 TRUU	—	$(610,397	)*

‡	Percentage shown is an annual percentage rate.

*	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

4. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2010.

Notes to Schedule of Investments (unaudited) (continued)

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Swap Contracts, at value	Total
Interest Rate Contracts	—	$(75,173)	$(449,121)	$(524,294)

During the period ended September 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$42,139
Written options†	88,528
Futures contracts (to buy)†	89,563,533
Futures contracts (to sell)	16,977,946

Average Notional Balance
Interest rate swap contracts	$64,330,000
Total return swap contracts	56,000,000

†	At September 30, 2010, there were no open positions held in this derivative.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2010